10. Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
	March 31,	December 31,
	2019	2018
Due to related parties:
ICONZ Art, LLC, beneficial interest shareholder	$259,423	$259,423
MSN Holding Co., beneficial interest shareholder	12,947	12,947
Premier Collectibles, beneficial interest shareholder	15,085	15,085
Total due to related parties	$287,455	$287,455

	December 31,
	2018	2017
Due to related parties:
ICONZ Art, LLC, beneficial interest shareholder	$259,423	$119,081
MSN Holding Co., beneficial interest shareholder	12,947	12,947
Premier Collectibles, beneficial interest shareholder	15,085	15,085
Total due to related parties	$287,455	$147,113